Notes relating to the unaudited condensed consolidated interim statement of financial position - Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Notes relating to the unaudited condensed consolidated interim statement of financial position
Cash equivalents	€ 48,501	€ 25,000
Cash and bank balances	92,368	165,867
Total cash and cash equivalents	€ 140,869	€ 190,867	€ 75,533	€ 89,897